Segment Reporting - Schedule of Segment Profit by Operating Segment (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of operating segments [line items]
Revenue recognized at a point in time				€ 5
Revenue		€ 0		5
Gross Profit				5
Research & Development expenses		(9,956)		(11,141)
General & Administrative expenses		(4,785)		(4,789)
Change in fair value of contingent consideration		(1,961)		(2,445)
Net Other income/(loss)		1,825		1,815
Operating Loss	[1]	(14,877)		(16,555)
Net financial income/(loss)		23		(42)
Loss before taxes		(14,854)		(16,597)
Profit (Loss) for the year		(14,854)	€ (607)	(16,597)
Cardiology [member]
Disclosure of operating segments [line items]
Revenue recognized at a point in time				5
Revenue				5
Gross Profit				5
Research & Development expenses		(57)		(72)
Net Other income/(loss)		(54)		10
Operating Loss		(111)		(57)
Net financial income/(loss)		149
Loss before taxes		38		(57)
Profit (Loss) for the year		38		(57)
Immuno-oncology [member]
Disclosure of operating segments [line items]
Research & Development expenses		(9,899)		(11,069)
Change in fair value of contingent consideration		(1,961)		(2,445)
Net Other income/(loss)		1,670		1,604
Operating Loss		(10,190)		(11,908)
Net financial income/(loss)		(87)		(87)
Loss before taxes		(10,277)		(11,995)
Profit (Loss) for the year		(10,277)		(11,995)
Corporate [member]
Disclosure of operating segments [line items]
General & Administrative expenses		(4,785)		(4,789)
Net Other income/(loss)		209		200
Operating Loss		(4,576)		(4,589)
Net financial income/(loss)		(39)		45
Loss before taxes		(4,615)		(4,545)
Profit (Loss) for the year		€ (4,615)		€ (4,545)

[1]	The operating loss arises from the Company’s loss for the period before deduction of Financial income, Financial expenses and Income taxes. The purpose of this measure by Management is to identify the Company’s results in connection with its operating activities.